Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Year ended December 31,
Charterer	2017	2018	2019
A/S Klaveness Chartering	26%	32%	35%
Quadra Commodities S.A.	-	-	16%
Guardian Navigation GMax LLC pool	-	-	15%
Amaggi Europe B.V.	17%	11%	-
Dampskibsselskabet Norden A/S	18%	-	-
China National Chartering (Hong Kong) Co., Limited	13%	-	-